GPS FUNDS I
GPS FUNDS II

GuideMark® Large Cap Core Fund—Institutional Shares (Ticker: GILGX)
GuideMark® Emerging Markets Fund—Institutional Shares (Ticker: GILVX)
GuideMark® Small/Mid Cap Core Fund—Institutional Shares (Ticker: GISMX)
GuideMark® World ex-US Fund—Institutional Shares (Ticker: GIWEX)
GuideMark® Core Fixed Income Fund—Institutional Shares (Ticker: GICFX)
GuidePath® Growth Allocation Fund—Institutional Shares (Ticker: GISRX)
GuidePath® Conservative Allocation Fund—Institutional Shares (Ticker: GITTX)
GuidePath® Tactical Allocation Fund—Institutional Shares (Ticker: GITUX)
GuidePath® Absolute Return Allocation Fund—Institutional Shares (Ticker: GIARX)
GuidePath® Multi-Asset Income Allocation Fund—Institutional Shares (Ticker: GIMTX)
GuidePath® Flexible Income Allocation Fund—Institutional Shares (Ticker: GIXFX)
GuidePath® Managed Futures Strategy Fund—Institutional Shares (Ticker: GIFMX)
(each a “Fund” and collectively, the “Funds”)

Supplement dated April 4, 2024, to the Prospectuses (collectively, the “Prospectus”) and Statement of Additional Information (“SAI”) dated July 31, 2023, as amended

This supplement serves as notification of, and provides information regarding, certain changes to the Funds.

Liquidation of the Institutional Shares of the Funds

The Board of Trustees of GPS Funds I and GPS Funds II, based upon the recommendation of AssetMark, Inc., the investment adviser to the Funds, have determined to liquidate and dissolve the Institutional Shares of the Funds effective on or about May 6, 2024 (the “Liquidation Date”). Liquidation proceeds will be distributed to any remaining shareholders of Institutional Shares of the Funds (the “Shareholders”) on or about the Liquidation Date. Shareholders may redeem their Institutional Shares at any time prior to the Liquidation Date.

The Institutional Shares of the Funds are closed to new investors due to the planned liquidation. Additionally, the Funds will no longer accept additional investments in Institutional Shares of the Funds from existing shareholders.

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Please retain this supplement for your reference.